Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 228,919
Finished goods	2,837,357	4,449,132
Inventories, net	$ 3,066,276	$ 4,449,132